UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.99%
Administrative and Support Services - 1.50%
PayPal Holdings, Inc. (a)	8,000	$280,000
Broadcasting (except Internet) - 2.45%
The Walt Disney Co.	4,500	458,460
Building Material and Garden Equipment and Supplies Dealers - 1.24%
Home Depot, Inc.	2,000	232,920
Chemical Manufacturing - 12.65%
AbbVie, Inc.	6,000	374,460
Bristol-Myers Squibb Co.	2,000	118,940
Celgene Corp. (a)	1,250	147,600
Ecolab, Inc.	4,000	436,560
Gilead Sciences, Inc.	3,000	315,210
Johnson & Johnson	3,000	281,940
Mead Johnson Nutrition Co.	4,700	368,198
Merck & Co., Inc.	6,000	323,100
		2,366,008
Clothing and Clothing Accessories Stores - 3.51%
The TJX Companies., Inc.	7,000	492,240
Tiffany & Co.	2,000	164,500
		656,740
Computer and Electronic Product Manufacturing - 5.01%
Apple, Inc.	6,000	676,560
Danaher Corp.	3,000	261,060
		937,620
Credit Intermediation and Related Activities - 5.01%
JPMorgan Chase & Co.	3,500	224,350
Visa, Inc.	10,000	713,000
		937,350
Data Processing, Hosting and Related Services - 2.48%
Automatic Data Processing, Inc.	6,000	463,920
Food Manufacturing - 1.63%
Hain Celestial Group, Inc. (a)	5,000	304,300
Food Services and Drinking Places - 4.48%
Dunkin' Brands Group, Inc.	8,000	401,280
Starbucks Corp.	8,000	437,680
		838,960
Furniture and Related Product Manufacturing - 0.88%
Johnson Controls, Inc.	4,000	164,560
General Merchandise Stores - 2.25%
Costco Wholesale Corp.	3,000	420,150
Health and Personal Care Stores - 2.74%
CVS Health Corp.	5,000	512,000
Insurance Carriers and Related Activities - 8.24%
Berkshire Hathaway, Inc. (a)	3,000	402,120
Centene Corp. (a)	3,000	185,160
Cigna Corporation	1,200	168,948
Humana, Inc.	1,900	347,301
Verisk Analytics, Inc. (a)	6,000	438,480
		1,542,009
Leather and Allied Product Manufacturing - 3.28%
NIKE, Inc.	5,500	614,625
Merchant Wholesalers, Nondurable Goods - 1.87%
AmerisourceBergen Corp.	3,500	350,140
Miscellaneous Manufacturing - 4.39%
3M Co.	3,000	426,420
Stryker Corp.	4,000	394,600
		821,020
Motion Picture and Sound Recording Industries - 2.28%
Time Warner, Inc.	6,000	426,600
Oil and Gas Extraction - 3.09%
Anadarko Petroleum Corp.	3,500	250,530
Devon Energy Corp.	4,000	170,640
EOG Resources, Inc.	2,000	156,620
		577,790
Other Information Services - 8.36%
Facebook, Inc. (a)	9,000	804,870
Google, Inc. Class A (a)	600	388,692
Google, Inc. Class C (a)	601	371,568
		1,565,130

Professional, Scientific, and Technical Services - 4.20%
Accenture PLC (b)	3,000	282,810
Cognizant Technology Solutions Corp. (a)	8,000	503,520
		786,330
Publishing Industries (except Internet) - 1.40%
Microsoft Corp.	6,000	261,120
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.95%
Alibaba Group Holding Ltd. - ADR (a)	3,400	224,808
BlackRock, Inc.	700	211,729
Blackstone Group LP	10,000	342,500
The Charles Schwab Corp.	11,000	334,180
		1,113,217
Social Assistance - 0.98%
Bright Horizons Family Solutions, Inc. (a)	3,000	183,360
Support Activities for Mining - 2.27%
Schlumberger Ltd. (b)	5,500	425,535
Transportation Equipment Manufacturing - 1.85%
WABCO Holdings, Inc. (a)	3,000	345,960
TOTAL COMMON STOCKS Cost ($12,150,607)		17,585,824

SHORT-TERM INVESTMENTS - 6.14%
Money Market Funds - 6.14%
First American Government Obligations Fund - Class Z, 0.010% (c)	207,152	207,152
Fidelity Institutional Government Portfolio - Class I, 0.010% (c)	941,149	941,149
TOTAL SHORT-TERM INVESTMENTS Cost ($1,148,301)		1,148,301

Total Investments (Cost $13,298,908) - 100.13%		18,734,125
Liabilities in Excess of Other Assets - (0.13)%		(25,040)
TOTAL NET ASSETS - 100.00%		$18,709,085

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31, 2015.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Cost of investments	$13,298,908
Gross unrealized appreciation	5,862,097
Gross unrealized depreciation	(426,880)
Net unrealized appreciation	$5,435,217

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$17,585,824	$-	$-	$17,585,824
Short-Term Investments	1,148,301	-	-	1,148,301
Total Investments in Securities	$18,734,125	$-	$-	$18,734,125

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2015.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                        John Buckel, President

Date  10/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                        John Buckel, President

Date  10/26/2015

By (Signature and Title)* /s/ Jennifer Lima
                                         Jennifer Lima, Treasurer

Date  10/26/2015

* Print the name and title of each signing officer under his or her signature.